Initial Public Offering - Warrants (Details) - Iris	Mar. 09, 2021 D $ / shares shares
Initial Public Offering
Warrants expiration term	5 years
Redemption period	30 days
Class A shares
Initial Public Offering
Number of shares per warrant | shares	1
Percentage of gross proceeds on total equity proceeds	60.00%
Number of trading days on which fair market value of shares is reported | D	20
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%
Class A shares | Minimum
Initial Public Offering
Price per share	$ 9.2
Class A shares | Maximum
Initial Public Offering
Price per share	11.5
Redemption of warrants when price per share of class common stock equals or exceeds $18.00
Initial Public Offering
Share trigger price	$ 18
Threshold trading days for redemption of public warrants | D	20
Threshold consecutive trading days for redemption of public warrants | D	30
Threshold number of business days before sending notice of redemption to warrant holders | D	3
Redemption of warrants when price per share of class common stock equals or exceeds $18.00 | Class A shares
Initial Public Offering
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Public Warrants
Initial Public Offering
Price per share	$ 0.01
Warrants expiration term	5 years
Public Warrants | Class A shares
Initial Public Offering
Warrants exercisable term from the closing of the public offering	12 months
Warrants exercisable term after the completion of a business combination	30 days
Public Warrants | Redemption of warrants when price per share of class common stock equals or exceeds $18.00
Initial Public Offering
Maximum period after business combination in which to file registration statement	15 days
Maximum threshold period for registration statement to become effective after business combination	60 days
Minimum threshold written notice period for redemption of public warrants	30 days
IPO | Public Warrants
Initial Public Offering
Number of shares per warrant | shares	1
Price per share	$ 11.5